SCHEDULE OF GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 44,768	$ 31,066	$ 36,016
SINGAPORE
Disaggregation of Revenue [Line Items]
Total	25,443	17,875	17,430
TAIWAN
Disaggregation of Revenue [Line Items]
Total	4,867	2,597	1,061
CANADA
Disaggregation of Revenue [Line Items]
Total	4,645	4,842
AUSTRALIA
Disaggregation of Revenue [Line Items]
Total		728	6,737
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Total	$ 9,813	$ 5,024	$ 10,788